Note 32 - Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about trade and other payables [text block]
	2024	2023
Trade payables	8,036	6,166
Electricity accrual	1,670	2,676
Audit fee	562	395
Dividends due	2,522	1,048
Other payables	924	692
Financial liabilities	13,714	10,977

Production and management bonus accrual - Blanket Mine	529	214
Other employee benefits - other	2,235	2,229
Other employee benefits - settlements	1,081	1,588
Leave pay	2,838	2,655
Bonus accrual	1,115	190
Tailings storage facility - accrual	1,351	–
Accruals	3,784	2,650
Non-financial liabilities	12,933	9,526
Total	26,647	20,503